Ordinary dividends - Summary of Ordinary Dividends (Detail) - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Dividends [line items]
Amounts recognised as distributions to equity holders, per share	£ 0.5975	£ 0.4833	£ 0.4249
Amounts recognised as distributions to equity holders	£ 751.5	£ 616.5	£ 545.8
Proposed final dividend, per share	£ 0.3730	£ 0.3705	£ 0.2878
Previous period final amount [member]
Disclosure of Dividends [line items]
Amounts recognised as distributions to equity holders, per share	£ 0.3705	£ 0.2878	£ 0.2658
Amounts recognised as distributions to equity holders	£ 467.2	£ 368.5	£ 343.2
Interim period amount [member]
Disclosure of Dividends [line items]
Amounts recognised as distributions to equity holders, per share	£ 0.2270	£ 0.1955	£ 0.1591
Amounts recognised as distributions to equity holders	£ 284.3	£ 248.0	£ 202.6